DEBT SECURITIES IN ISSUE	6 Months Ended
Jun. 30, 2026
Debt Securities In Issue [Abstract]
DEBT SECURITIES IN ISSUE	20. DEBT SECURITIES IN ISSUE

	30 June 2026	31 December 2025
	£m	£m
Medium-term notes	2,220	2,290
Downstreamed from Santander UK Group Holdings plc to Santander UK plc	10,498	9,606
Euro €35bn Global Covered Bond Programme	18,073	19,201
£10bn Global Covered Bond Programme	3,713	–
US $20bn Commercial Paper Programmes	2,264	2,411
Certificates of deposit	2,511	1,607
Credit linked notes	705	635
Securitisation programmes	7,271	5,638
	47,255	41,388
Debt securities in issue increased mainly due to the acquisition of TSB, as set out in Note 29.